Stock-based Compensation, Narrative (Q3) (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 28, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement, award options outstanding number		250,897	344,306	304,823
Granted		0	118,472
Warrants exercise price			$ 3.98
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted	216,851
Warrants exercise price	$ 26.04
Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement, number of shares authorized		818,936	636,322
Share based compensation arrangement, number of shares available for grant		564,209	288,186
Legacy Share Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement, award options outstanding number		8	8